10. Segment and Geographic Information (Details) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Sales revenue from geographical territories	$ 3,073,000	$ 3,853,000	$ 6,243,000	$ 7,007,000
U.S. [Member]
Sales revenue from geographical territories	978,000	1,898,000	2,006,000	3,221,000
Mexico [Member]
Sales revenue from geographical territories	1,541,000	1,352,000	3,011,000	2,776,000
Europe and Rest of the World [Member]
Sales revenue from geographical territories	$ 554,000	$ 603,000	$ 1,226,000	$ 1,010,000